Fair Value Measurement - Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Put option
Balance at beginning of year	¥ 7,898
Initial recognition		¥ 5,496
Total gains for the period included in earnings	633	2,402
Exercised during the year	(8,531)
Balance at end of Year		7,898
Contingent consideration
Balance at beginning of year	(15,869)
Initial recognition	(697)	(15,974)
Payment during the year	1,344
Total gains for the period included in earnings	(2,510)	105
Foreign currency translation	28
Balance at end of Year	¥ (17,704)	¥ (15,869)